Leases - Lessee: Component of Lease Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 574	¥ 580	¥ 536
Interest expenses of lease liabilities	67	84	150
Finance lease cost total	641	664	686
Operating lease cost	53,013	53,405	52,279
Short-term lease cost	2,997	3,048	2,742
Variable lease cost	4,339	2,721	1,297
Sublease income	(9,971)	(9,512)	(8,819)
Total	¥ 51,019	¥ 50,326	¥ 48,185